Loans and Allowance for Loan Losses - Summary of Changes in Allowance for Loan Losses by Loan Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 97,787	$ 113,031
Charge-offs	(4,831)	(9,002)
Recoveries	4,244	3,444
(Release of) Provision	17,925	(9,686)	$ 38,800
Ending balance	142,211	97,787	113,031
Individually evaluated for impairment		3,970
Acquired with deteriorated credit quality		546
Collectively evaluated for impairment		93,271
Total allowance for loan losses by group	142,211	97,787	113,031
Loans ending balance:
Individually evaluated for impairment		58,204
Acquired with deteriorated credit quality		69,639
Collectively evaluated for impairment		12,153,667
Total loans by group	13,575,531	12,281,510
Commercial and industrial | Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	18,018	26,617
Charge-offs	(269)	(1,558)
Recoveries	1,322	935
(Release of) Provision	(3,745)	(7,976)
Ending balance	26,859	18,018	26,617
Individually evaluated for impairment		1,540
Acquired with deteriorated credit quality		5
Collectively evaluated for impairment		16,473
Total allowance for loan losses by group	26,859	18,018	26,617
Loans ending balance:
Individually evaluated for impairment		16,145
Acquired with deteriorated credit quality		19,028
Collectively evaluated for impairment		2,925,354
Total loans by group	3,150,946	2,960,527
Commercial real estate | Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	52,373	54,569
Charge-offs	0	(247)
Recoveries	91	4
(Release of) Provision	8,921	(1,953)
Ending balance	54,730	52,373	54,569
Individually evaluated for impairment		0
Acquired with deteriorated credit quality		298
Collectively evaluated for impairment		52,075
Total allowance for loan losses by group	54,730	52,373	54,569
Loans ending balance:
Individually evaluated for impairment		3,520
Acquired with deteriorated credit quality		47,553
Collectively evaluated for impairment		4,471,440
Total loans by group	5,155,323	4,522,513
Commercial construction | Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2,585	4,553
Charge-offs	0	0
Recoveries	0	0
(Release of) Provision	3,015	(1,968)
Ending balance	7,085	2,585	4,553
Individually evaluated for impairment		0
Acquired with deteriorated credit quality		0
Collectively evaluated for impairment		2,585
Total allowance for loan losses by group	7,085	2,585	4,553
Loans ending balance:
Individually evaluated for impairment		0
Acquired with deteriorated credit quality		0
Collectively evaluated for impairment		222,328
Total loans by group	336,276	222,328
Business Banking | Commercial Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	10,983	13,152
Charge-offs	(2,292)	(5,091)
Recoveries	2,069	1,524
(Release of) Provision	(731)	1,398
Ending balance	16,189	10,983	13,152
Individually evaluated for impairment		450
Acquired with deteriorated credit quality		0
Collectively evaluated for impairment		10,533
Total allowance for loan losses by group	16,189	10,983	13,152
Loans ending balance:
Individually evaluated for impairment		12,060
Acquired with deteriorated credit quality		0
Collectively evaluated for impairment		1,322,634
Total loans by group	1,090,492	1,334,694
Residential real estate | Residential Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	6,556	6,435
Charge-offs	0	(35)
Recoveries	94	122
(Release of) Provision	7,990	34
Ending balance	28,129	6,556	6,435
Individually evaluated for impairment		1,549
Acquired with deteriorated credit quality		243
Collectively evaluated for impairment		4,764
Total allowance for loan losses by group	28,129	6,556	6,435
Loans ending balance:
Individually evaluated for impairment		22,378
Acquired with deteriorated credit quality		3,058
Collectively evaluated for impairment		1,901,374
Total loans by group	2,460,849	1,926,810
Consumer home equity | Consumer Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	3,722	3,744
Charge-offs	(1)	(24)
Recoveries	24	185
(Release of) Provision	852	(183)
Ending balance	6,454	3,722	3,744
Individually evaluated for impairment		270
Acquired with deteriorated credit quality		0
Collectively evaluated for impairment		3,452
Total allowance for loan losses by group	6,454	3,722	3,744
Loans ending balance:
Individually evaluated for impairment		3,922
Acquired with deteriorated credit quality		0
Collectively evaluated for impairment		1,096,231
Total loans by group	1,187,547	1,100,153
Other Consumer | Consumer Portfolio Segment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	3,308	3,467
Charge-offs	(2,269)	(2,047)
Recoveries	644	674
(Release of) Provision	1,623	1,214
Ending balance	2,765	3,308	3,467
Individually evaluated for impairment		161
Acquired with deteriorated credit quality		0
Collectively evaluated for impairment		3,147
Total allowance for loan losses by group	2,765	3,308	3,467
Loans ending balance:
Individually evaluated for impairment		179
Acquired with deteriorated credit quality		0
Collectively evaluated for impairment		214,306
Total loans by group	194,098	214,485
Other
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	242	494
Charge-offs	0	0
Recoveries	0	0
(Release of) Provision	0	(252)
Ending balance	0	242	494
Individually evaluated for impairment		0
Acquired with deteriorated credit quality		0
Collectively evaluated for impairment		242
Total allowance for loan losses by group	$ 0	242	$ 494
Loans ending balance:
Individually evaluated for impairment		0
Acquired with deteriorated credit quality		0
Collectively evaluated for impairment		0
Total loans by group		$ 0